LEASE - Future minimum lease payments for operating and financing leases as lessee (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Operating Leases
For the year ended December 31,2020	¥ 1,343,383	$ 192,965
For the year ended December 31,2021	1,112,846	159,850
For the year ended December 31,2022	921,212	132,324
For the year ended December 31,2024	779,506	111,969
For the year ended December 31,2024	566,235	81,335
Thereafter	948,275	136,211
Total minimum lease payments	5,671,457	814,654
Less: imputed interest	1,153,571	165,700
Total lease liability balance	4,517,886	648,954
Minimum payments related to leases not yet commenced as of December 31, 2019	310,004	44,529
Financing leases
For the year ended December 31,2020	1,643	236
For the year ended December 31,2021	1,399	201
For the year ended December 31,2022	619	89
For the year ended December 31,2023	506	73
For the year ended December 31,2024	38	5
Total minimum lease payments	4,205	604
Less: imputed interest	770	110
Total lease liability balance	¥ 3,435	$ 494